License Agreements - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013	Aug. 31, 2021	Jul. 31, 2021
License Agreement Disclosure [Line Items]
Payable In Connection With The Closing Of The Merger Agreement	$ 1,000,000.0		$ 1,000,000.0
Research and development expense	$ 5,022,000	$ 6,780,000	$ 13,562,000	$ 17,231,000	$ 21,832,000	$ 23,890,000
Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payment of one time license issuance fees							$ 50,000
Payable In Connection With The Closing Of The Merger Agreement								$ 1,000,000.0
Research and development expense				$ 15,000	15,000	$ 15,000
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member]
License Agreement Disclosure [Line Items]
Payable In Connection With The Closing Of The Merger Agreement									$ 1,000,000.0
Terminate agreement period for written notice							60 days
Amendment To The License Agreement [Member] | Regents Of The University Of California [Member] | Certain Clinical And Regulatory Milestones [Member]
License Agreement Disclosure [Line Items]
Remaining milestone payments payable					$ 375,000				$ 375,000